Employee benefits, Defined Benefit Obligation by the Amounts (Details) - MXN ($)	Dec. 31, 2024	Dec. 31, 2023
Increase [Member]
Defined benefit obligation by the amount [Abstract]
Increase (decrease) in defined benefit obligation	$ (670,015)	$ (1,121,519)
Decrease [Member]
Defined benefit obligation by the amount [Abstract]
Increase (decrease) in defined benefit obligation	747,123	1,298,516
Discount Rate [Member] | Increase [Member]
Defined benefit obligation by the amount [Abstract]
Increase (decrease) in defined benefit obligation	(670,015)	(1,121,519)
Discount Rate [Member] | Decrease [Member]
Defined benefit obligation by the amount [Abstract]
Increase (decrease) in defined benefit obligation	$ 747,123	$ 1,298,516